Subsequent Events (Details NarrativeS) - USD ($)								1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 12, 2021	Apr. 12, 2021	Mar. 09, 2021	Mar. 08, 2021	Feb. 12, 2021	Jan. 14, 2021	Jan. 05, 2021	Oct. 18, 2021	Jul. 26, 2021	Apr. 30, 2021	Apr. 23, 2021	Mar. 31, 2021	Jul. 27, 2020	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2021	Mar. 31, 2020
Articles of Incorporation amendment description							the Company’s authorized shares of capital stock to 1,750,000,000 shares from 1,500,000,000 shares, of which 1,740,000,000 will be Common Stock, and 10,000,000 will be Preferred Stock, with such rights and preferences as set by the Board of Directors from time to time
Common stock, shares issued															17,000,000
Common stock, shares issued, value															$ 75,480
Common stock, shares issued															1,393,091,199	1,192,192,158	74,242,196
Preferred stock, shares par value															$ 0.001	$ 0.001			$ 0.001
Common stock, shares issued to related party, amount														$ 16,543
Common stock shares issued under private placement, amount																	$ 135,000
Rep Agent and VP of Business Development [Member]
Common stock, shares issued															4,203,514
VP of operations [Member] | Subsequent Event [Member] | Accrued commission [Member]
Common stock, Conversion of Stock, Shares Issued							16,543
Debt conversion, converted instrument, shares issued							3,243,785
Series A Preferred Stock [Member]
Convertible preferred stock, converted															82,795
Common stock shares issued upon conversion of debt															21,699,098
Series A Preferred Stock [Member] | Purchase Agreement [Member]
Common stock, shares issued	25,000,000							17,000,000	693,333	59,125					21,699,098
Cash proceeds	$ 101,890							$ 75,480		$ 53,750					$ 82,975
Conversion of accrued commissions									$ 3,120
Series A Preferred shares [Member] | Geneva Roth Remarks Holdings Inc. [Member] | Subsequent Event [Member]
Common stock, Conversion of Stock, Shares Issued			1,437,303	3,956,522	8,787,246
Debt conversion, converted instrument, shares issued			12,703	35,000	58,850
Series A Preferred shares [Member] | Geneva Roth Remarks Holdings Inc. [Member] | February 1, 2021 [Member]
Preferred stock, shares issued, amount																$ 53,500
Series A Preferred shares [Member] | Geneva Roth Remarks Holdings Inc. [Member] | March 1, 2021 [Member]
Preferred stock, shares issued, amount																$ 73,500
Debt conversion, converted instrument, shares issued																80,850
Series B Super Voting Preferred Stock [Member]
Preferred stock, shares issued							1,500,000
Preferred stock, shares par value							$ 0.001
Voting right							Each share of Series B Preferred Stock has voting power equal to 500 shares of Common Stock. The voted Series B Preferred shares, which equal approximately 62%
Crown Bridge Partners LLC [Member] | Equity-Line Purchase Agreement [Member]
Common stock, shares issued		1,080,412									9,803,922	1,780,825		1,780,825				9,375,000
Cash proceeds											$ 50,000		$ 75,000
Conversion of accrued commissions		$ 7,860
Debt and accrued interest												$ 9,616
Crown Bridge Partners LLC [Member] | Subsequent Event [Member] | Equity-Line Purchase Agreement [Member]
Common stock, shares issued to related party, shares						7,500,000
Common stock, shares issued to related party, amount						$ 36,000
Investor [Member] | Subsequent Event [Member]
Common stock shares issued under private placement, shares							4,901,961
Common stock shares issued under private placement, amount							$ 25,000
Vendor and Rep Agent and VP [Member]
Common stock shares issued for services															4,203,514